Value Line New York Tax Exempt Trust
Value Line New York Tax Exempt Trust
Investment objective
The investment objective of the Value Line New York Tax Exempt Trust (the “Trust”) is to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust. There are no shareholder fees (fees paid directly from your investment).
Annual Trust Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Value Line New York Tax Exempt Trust VALUE LINE NEW YORK TAX EXEMPT TRUST
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.51%
Expenses (as a percentage of Assets)		1.36%
Fee Waiver or Reimbursement	[1]	(0.47%)
Net Expenses (as a percentage of Assets)		0.89%
[1]	Effective June 1, 2011 through May 31, 2012, EULAV Asset Management (the "Adviser") has contractually agreed to waive the portion of the management fee in an amount equal to 0.225% of the Trust's average daily net assets and EULAV Securities LLC (the "Distributor") has contractually agreed to waive the Trust's 12b-1 fee, in an amount equal to 0.25% of the Trust's average daily net assets. The waivers cannot be terminated without the approval of the Trust's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Trust to the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Trust’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VALUE LINE NEW YORK TAX EXEMPT TRUST (USD $)	1 year	3 years	5 years	10 years
Value Line New York Tax Exempt Trust	90	384	699	1,594

Portfolio turnover
The Trust pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Trust’s performance. During the most recent fiscal year the Trust’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal investment strategies of the Trust
To achieve the Trust’s investment objective, the Adviser invests the Trust’s assets so that, under normal conditions, at least 80% of the annual interest income of the Trust will be exempt from both regular federal income tax and New York State and City personal income taxes and will not subject non-corporate shareholders to the alternative minimum tax. The Trust invests primarily in investment grade New York municipal securities having a maturity of more than one year. At least 80% of the Trust’s assets are invested in securities the interest income of which is exempt from both regular federal income tax and New York State and City personal income taxes. The Trust buys and sells New York municipal securities with a view towards seeking a high level of current income exempt from federal and New York State and City income taxes.

Principal risks of investing in the Trust
Investing in any mutual fund, including the Trust, involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of your investment. When you invest in the Trust, you assume a number of risks. Among them, is interest rate risk, the risk that as interest rates rise the value of some fixed income securities such as municipal securities may decrease, market risk, the risk that securities in a certain market will decline in value because of factors such as economic conditions or government actions, credit risk, the risk that any of the Trust’s holdings will have its credit downgraded or will default, income risk, the risk that the Trust’s income may decline because of falling interest rates and other market conditions, liquidity risk, the risk that at times it may be difficult to value a security or sell it at a fair price and risks associated with credit ratings.

Because the Trust invests primarily in the securities issued by New York State and its municipalities, its performance may be affected by local, state, and regional factors. These may include tax, legislation or policy changes, political and economic factors, natural disasters, and the possibility of credit problems.

Although New York State has enacted plans to reduce its multi-year budget deficits, gaps between actual revenues and expenditures may arise in the current and future fiscal years. New York State, New York City and certain localities outside New York City have experienced financial problems in the past, and particularly over the past 14 months, as a result of the credit market crisis and global recession. These problems have affected and most likely will continue to affect the fiscal health of the State and the U.S. economy for the forseeable future.

New federal or state legislation may adversely affect the tax-exempt status of securities held by the Trust or the financial ability of municipalities to repay their obligations. Although distributions of interest income from the Trust’s tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions and any gains on the sale of your shares, are not. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state and local taxes on your Trust distributions.

The price of Trust shares will increase and decrease according to changes in the value of the Trust’s investments. The market values of municipal securities will vary inversely in relation to their yields.

The Trust’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest.

The Trust is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

An investment in the Trust is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Trust is not appropriate for Individual Retirement Accounts ("IRAs") or other tax-advantaged retirement plans. For a more complete discussion of risk, please turn to page 9 and refer to the Statement of Additional Information.

Trust performance
This bar chart and table can help you evaluate the potential risks of investing in the Trust. The bar chart below shows how returns for the Trust’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years compared to the performance of the Barclays Capital Municipal Bond Index, which is a broad based market index. The Trust’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total Returns (before taxes) as of 12/31 each year

Best Quarter:	Q3 2009	+7.60%
Worst Quarter:	Q3 2008	–5.39%

The Trust's year-to-date return for the three months ended March 31, 2011, was 0.10%.

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Trust shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Value Line New York Tax Exempt Trust	Label	1 year	5 years	10 years
VALUE LINE NEW YORK TAX EXEMPT TRUST	Return before taxes	1.09%	1.28%	2.76%
VALUE LINE NEW YORK TAX EXEMPT TRUST After Taxes on Distributions	Return after taxes on distributions	1.09%	1.27%	2.61%
VALUE LINE NEW YORK TAX EXEMPT TRUST After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Trust shares	1.80%	1.61%	2.83%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 1, 2011
Entity Registrant Name	dei_EntityRegistrantName	VALUE LINE NEW YORK TAX EXEMPT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000811268
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2011
Prospectus Date	rr_ProspectusDate	Jun 1, 2011
Value Line New York Tax Exempt Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Line New York Tax Exempt Trust
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Value Line New York Tax Exempt Trust (the “Trust”) is to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust. There are no shareholder fees (fees paid directly from your investment).
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Trust Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Trust pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Trust’s performance. During the most recent fiscal year the Trust’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Trust to the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Trust’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies of the Trust
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Trust’s investment objective, the Adviser invests the Trust’s assets so that, under normal conditions, at least 80% of the annual interest income of the Trust will be exempt from both regular federal income tax and New York State and City personal income taxes and will not subject non-corporate shareholders to the alternative minimum tax. The Trust invests primarily in investment grade New York municipal securities having a maturity of more than one year. At least 80% of the Trust’s assets are invested in securities the interest income of which is exempt from both regular federal income tax and New York State and City personal income taxes. The Trust buys and sells New York municipal securities with a view towards seeking a high level of current income exempt from federal and New York State and City income taxes.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
To achieve the Trust’s investment objective, the Adviser invests the Trust’s assets so that, under normal conditions, at least 80% of the annual interest income of the Trust will be exempt from both regular federal income tax and New York State and City personal income taxes and will not subject non-corporate shareholders to the alternative minimum tax. The Trust invests primarily in investment grade New York municipal securities having a maturity of more than one year.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Trust
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund, including the Trust, involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of your investment. When you invest in the Trust, you assume a number of risks. Among them, is interest rate risk, the risk that as interest rates rise the value of some fixed income securities such as municipal securities may decrease, market risk, the risk that securities in a certain market will decline in value because of factors such as economic conditions or government actions, credit risk, the risk that any of the Trust’s holdings will have its credit downgraded or will default, income risk, the risk that the Trust’s income may decline because of falling interest rates and other market conditions, liquidity risk, the risk that at times it may be difficult to value a security or sell it at a fair price and risks associated with credit ratings.

Because the Trust invests primarily in the securities issued by New York State and its municipalities, its performance may be affected by local, state, and regional factors. These may include tax, legislation or policy changes, political and economic factors, natural disasters, and the possibility of credit problems.

Although New York State has enacted plans to reduce its multi-year budget deficits, gaps between actual revenues and expenditures may arise in the current and future fiscal years. New York State, New York City and certain localities outside New York City have experienced financial problems in the past, and particularly over the past 14 months, as a result of the credit market crisis and global recession. These problems have affected and most likely will continue to affect the fiscal health of the State and the U.S. economy for the forseeable future.

New federal or state legislation may adversely affect the tax-exempt status of securities held by the Trust or the financial ability of municipalities to repay their obligations. Although distributions of interest income from the Trust’s tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions and any gains on the sale of your shares, are not. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state and local taxes on your Trust distributions.

The price of Trust shares will increase and decrease according to changes in the value of the Trust’s investments. The market values of municipal securities will vary inversely in relation to their yields.

The Trust’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest.

The Trust is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

An investment in the Trust is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Trust is not appropriate for Individual Retirement Accounts ("IRAs") or other tax-advantaged retirement plans. For a more complete discussion of risk, please turn to page 9 and refer to the Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney
Investing in any mutual fund, including the Trust, involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of your investment.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Trust is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Trust performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This bar chart and table can help you evaluate the potential risks of investing in the Trust. The bar chart below shows how returns for the Trust’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years compared to the performance of the Barclays Capital Municipal Bond Index, which is a broad based market index. The Trust’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
This bar chart and table can help you evaluate the potential risks of investing in the Trust. The bar chart below shows how returns for the Trust’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years compared to the performance of the Barclays Capital Municipal Bond Index, which is a broad based market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vlfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Trust’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns (before taxes) as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3 2009	+7.60%
Worst Quarter:	Q3 2008	–5.39%

The Trust's year-to-date return for the three months ended March 31, 2011, was 0.10%.

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Trust shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Year to Date Return, Label	rr_YearToDateReturnLabel	Trust’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.39%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Trust shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Value Line New York Tax Exempt Trust | VALUE LINE NEW YORK TAX EXEMPT TRUST
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLNYX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	699
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,594
Annual Return 2001	rr_AnnualReturn2001	3.32%
Annual Return 2002	rr_AnnualReturn2002	9.73%
Annual Return 2003	rr_AnnualReturn2003	3.46%
Annual Return 2004	rr_AnnualReturn2004	3.32%
Annual Return 2005	rr_AnnualReturn2005	1.62%
Annual Return 2006	rr_AnnualReturn2006	4.51%
Annual Return 2007	rr_AnnualReturn2007	1.81%
Annual Return 2008	rr_AnnualReturn2008	(9.12%)
Annual Return 2009	rr_AnnualReturn2009	9.03%
Annual Return 2010	rr_AnnualReturn2010	1.09%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	1.09%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	2.76%
Value Line New York Tax Exempt Trust | VALUE LINE NEW YORK TAX EXEMPT TRUST | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	1.09%
5 years	rr_AverageAnnualReturnYear05	1.27%
10 years	rr_AverageAnnualReturnYear10	2.61%
Value Line New York Tax Exempt Trust | VALUE LINE NEW YORK TAX EXEMPT TRUST | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Trust shares
1 year	rr_AverageAnnualReturnYear01	1.80%
5 years	rr_AverageAnnualReturnYear05	1.61%
10 years	rr_AverageAnnualReturnYear10	2.83%
Value Line New York Tax Exempt Trust | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.83%

[1]	Effective June 1, 2011 through May 31, 2012, EULAV Asset Management (the "Adviser") has contractually agreed to waive the portion of the management fee in an amount equal to 0.225% of the Trust's average daily net assets and EULAV Securities LLC (the "Distributor") has contractually agreed to waive the Trust's 12b-1 fee, in an amount equal to 0.25% of the Trust's average daily net assets. The waivers cannot be terminated without the approval of the Trust's Board of Trustees.